Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of Current Liabilities and Non-Current Liabilities
Following are the contractual conditions of the Group’s interest-bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 30, in connection with financial instruments.

	As at December 31
	2020	2019
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	39,702	36,630
Non-convertible debentures	6,769	8,841
Others	-	134
	46,471	45,605

Non-current liabilities
Loans from banks and others	575,688	503,647
Non-convertible debentures	296,146	73,006
	871,834	576,653

Total	918,305	622,258

Schedule of Classification based on Currencies and Interest Rates
Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31,
	2020	2020	2019
	%	$ Thousands

Debentures
In shekels	4.45%	302,915	81,847

Loans from banks and others
In shekels	4.70%	615,390	540,411

		918,305	622,258

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Financial liabilities (including interest payable)
	Loans and credit	Debentures	Lease liabilities	Interest SWAP contracts designated for hedging	Total
	$ Thousands

Balance as at January 1, 2020	540,720	81,847	5,385	4,225	632,177
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	-	-	-	(6,105)	(6,105)
Proceeds from issuance of debentures less issuance expenses	-	280,874	-	-	280,874
Receipt of long-term loans from banks	73,236	-	-	-	73,236
Repayment of loans and debentures	(39,067)	(84,487)	-	-	(123,554)
Interest paid	(21,210)	(3,630)	(149)	-	(24,989)
Payment of principal of lease liabilities	-	-	(551)	-	(551)
Costs paid in advance in respect of taking out loans	(8,556)	-	-	-	(8,556)
Net cash provided by/(used in) financing activities	4,403	192,757	(700)	(6,105)	190,355

Effect of changes in foreign exchange rates	42,607	23,795	1,581	749	68,732
Changes in fair value	-	-	-	12,145	12,145
Interest in the period	21,301	5,473	292	-	27,066
Other changes and additions during the year	6,811	829	12,047	-	19,687
Balance as at December 31, 2020	615,842	304,701	18,605	11,014	950,162

	Financial liabilities (including interest payable)
	Loans and credit	Debentures	Lease liabilities	Interest SWAP contracts designated for hedging	Total
	$ Thousands

Balance as at January 1, 2019	508,514	78,408	5,282	-	592,204
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	-	-	-	(3,257)	(3,257)
Repayment of loans and debentures	(19,377)	(3,256)	-	-	(22,633)
Interest paid	(17,620)	(3,717)	(77)	-	(21,414)
Payment of principal of lease liabilities	-	-	(618)	-	(618)
Costs paid in advance in respect of taking out loans	(1,833)	-	-	-	(1,833)
Total changes from financing cash flows	(38,830)	(6,973)	(695)	(3,257)	(49,755)

Effect of changes in foreign exchange rates	43,109	6,608	608	196	50,521
Changes in fair value	-	-	-	7,286	7,286
Interest in the period	27,466	3,804	108	-	31,378
Other changes and additions during the year	461	-	82	-	543
Balance as at December 31, 2019	540,720	81,847	5,385	4,225	632,177